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D'ANCONA
 ATTORNEYS

March 19, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            RE:  ARIEL GROWTH FUND - FILE NOS. 33-7699 AND 811-4786

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Ariel Growth Fund (the "Registrant"), the undersigned hereby certifies that the form of Prospectuses and Statements of Additional Information, each dated February 1, 2001, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 24 to its registration statement on Form N-1A. The text of such amendment to the registration statement was filed electronically.

         Questions regarding this filing may be directed to the undersigned at
(312) 602-2048.

                                        Very truly yours,

                                        D'Ancona & Pflaum LLC

                                        /s/ Arthur Don

                                        By:  Arthur Don, Member